UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1100 Berkshire Blvd.
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Vice Chairman
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          February 4, 2004

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   103

Form 13F information Table Value Total:   $413,697



List of Other Included Managers:



    12/31/03
Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100         2546   54,625                                        54625
ADELPHIA COMMUN.   COM   006848105            8   13,576                                        13576
AIR PRODUCTS       COM   009158106          266    5,030                                         5030
AMERICAN EXPRESS   COM   025816109          286    5,930                                         5930
AMERICAN INTL      COM   026874107         6854  103,404                                       103404
AMGEN              COM   031162100         3767   60,960                                        60960
ANHEUSER BUSCH     COM   035229103         4348   82,540                                        82540
AT ROAD            COM   04648K105         5983  449,850                                       374850             75,000
AUTOMATIC DATA     COM   053015103         3138   79,215                                        79215
BANKAMERICA        COM   060505104         1761   21,893                                        21893
BANK OF NEW YORK   COM   064057102          570   17,196                                        17196
BAXTER INTL        COM   071813109          268    8,768                                         8768
BECTON DICKINSON   COM   075887109         2087   50,725                                        50725
BORDERS            COM   099709107         4269  194,750                                       114750             80,000
BROOKSTONE         COM   114537103         2431  114,075                                        31575             82,500
B P AMOCO          COM   055622104         1075   21,783                                        21783
CAPITAL AUTOMOTIV  COM   139733109        11652  364,125                                       269125             95,000
CARPENTER TECH     COM   144285103          795   26,889                                        26889
CERADYNE           COM   156710105         3577  105,025                                        52525             52,500
CHUBB              COM   171232101          206    3,030                                         3030
COCA COLA          COM   191216100          274    5,400                                         5400
CHEVRON/TEXACO     COM   166764100          711    8,228                                         8228
C H ROBINSON       COM   12541W100          770   20,300                                        20300
CITIGROUP          COM   172967101         1491   30,716                                        30716
COLGATE            COM   194162103         2397   47,897                                        47897
COMMERCE BANCORP   COM   200519106         6555  124,427                                       124427
COMPUDYNE          COM   204795306         1211  118,850                                        31450             87,400
CONAGRA            COM   205887102         1655   62,725                                        62725
CSX                COM   126408103         4539  126,300                                       126300

  COLUMN TOTALS                           75490

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None

DAKTRONICS         COM   234264109         8842  351,450                                       249450             102,000
DOVER CORP         COM   260003108         3667   92,250                                        92250
DREXLER TECHNOLOG  COM   261876106         1134   82,950                                        23700               59800
DU PONT            COM   263534109          326    7,100                                         7100
EMBREX             COM   290817105         8617  627,125                                       467125             160,000
EDGE PETROLEUM     COM   279862106         5699  563,101                                       460101             102,000
EMERSON ELECTRIC   COM   291011104          586    9,044                                         9044
EVERGREEN RES      COM   299900308         1973   60,700                                        60700
GANNETT            COM   364730101         7478   83,870                                        83870
GENERAL DYNAMICS   COM   369550108         3039   33,621                                        33621
GENERAL ELECTRIC   COM   369604103         8692  280,580                                       280580
GENTEX             COM   371901109        10442  236,450                                       162350             74,100
GILLETTE           COM   375766102          580   15,800                                        15800
GLAXO HOLDINGS     COM   37733W105          396    8,493                                         8493
W W GRAINGER       COM   384802104         3662   77,275                                        77275
GROUP 1 SOFTWARE   COM   39943Y103         6066  344,252                                       186650            157,602
HANCOCK FABRICS    COM   409900107         4093  282,650                                       232650             50,000
H J HEINZ          COM   423074103          968   26,561                                        26561
HERSHEY FOODS      COM   427866108         4876   63,339                                        63339
IBM                COM   459200101         1200   12,950                                        12950
IMAX CORP          COM   45245E109          793  100,300                                       100300
INTEL              COM   458140100         3365  104,489                                       104489
JOHNSON & JOHNSON  COM   478160104         2201   42,613                                        42613
KENSEY NASH        COM   490057106         8733  375,600                                       244600             131,000
KIMBERLY CLARK     COM   494368103         3793   64,188                                        64188
LILLY, ELI         COM   532457108         4455   63,350                                        63350
LITHIA MOTORS      COM   536797103         9556  379,075                                       274475              104600

  COLUMN TOTALS                          115232


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
LOWES COS.         COM   548661107         4409   79,600                                        79600
LIVEPERSON         COM   538146101         3484  686,000                                       432000            254,000
MEADE INSTRUMENT   COM   583062104         4117 *********                                     1067250            126,000
MEDTRONIC          COM   585055106         5466  112,455                                       112455
McGRAW HILL        COM   580645109         1056   15,100                                        15100
MELLON BANK        COM   58551A108         4340  135,150                                       135150
MERCK              COM   589331107          619   13,400                                        13400
MICROSOFT          COM   594918104         3904  141,758                                       141758
3 M COMPANY        COM   885794101         4828   56,780                                        56780
NEWHALL LAND       COM   651426108          379    9,391                                         9391
PARKWAY PROP       COM   70159Q104         8048  193,468                                       134568              58,900
PENFORD CORP       COM   707051108          288   21,000                                        21000
PENN NATL GAMING   COM   707569109        12320  533,776                                       383376             150,400
PEPSICO            COM   713448108         7214  154,744                                       154744
PERF. FOOD GROUP   COM   713755106         8000  221,189                                       155389              65,800
PFIZER             COM   717081103         7298  206,564                                       206564
PIXELWORKS         COM   72581M107          113   10,200                                        10200
PLANTRONICS        COM   727493108         2979   91,250                                        56450              34,800
PNC FINANCIAL      COM   693475105          524    9,573                                         9573
PROCTOR & GAMBLE   COM   742181109         3607   36,112                                        36112
PUBLIC STORAGE     COM   74460D109          536   12,350                                        12350

  COLUMN TOTALS                           83529
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
Q-LOGIC            COM   747277101        13951  270,362                                       230562              39,800
REDROBIN GOURMET   COM   75689M101         1177   38,650                                        38650
ROCK OF AGES       COM   772632105         1689  292,750                                       155850             136,900
SBC COMMUNICATION  COM   78387G103          969   37,158                                        37158
SCHERING PLOUGH    COM   806605101          438   25,200                                        25200
SARA LEE           COM   803111103          422   19,434                                        19434
SCHLUMBERGER       COM   806857108          487    8,900                                         8900
SCHWAB             COM   808513105          155   13,100                                        13100
SKYWEST INC.       COM   830879102         3724  205,525                                       164425              41,100
S & P 500 INDEX D  COM   78462F103         4002   35,960                                        35960
STATE ST CORP      COM   857477103         1185   22,750                                        22750
STRYKER CORP       COM   863667101         1303   15,325                                        15325
SUNRISE ASSISTED   COM   86768K106          467   12,050                                        12050
SYSCO CORP         COM   871829107         7075  190,032                                       190032
TARGET             COM   87612E106          396   10,312                                        10312
UNION PACIFIC      COM   907818108          807   11,615                                        11615
UNITED HEALTH      COM   91324P102         1934   33,250                                        33250
UNITED TECHNOLOGI  COM   913017109         2589   27,321                                        27321
UNIVERSAL ELECT.   COM   913483103         4785  375,600                                       250600             125,000
VERIZON            COM   92343V104         1300   37,063                                        37063
WACHOVIA           COM   929903102         3874   83,152                                        83152
WALGREEN           COM   931422109        56801  156,120                                       156120
WALMART            COM   931142103         6972  131,431                                       131431
WRIGLEY            COM   982526105         3496   62,195                                        62195
EXXON MOBIL        COM   30231G102         9608  234,350                                       234350
DENTSPLY INTL      COM   249030107         9840  217,852                                       217852
  COLUMN TOTALS                          139446
   FINAL TOTAL                         $413,697

